Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Land		$ 12	$ 12
Buildings and leasehold improvements	[1]	456	428
Furniture and equipment		356	346
Construction in progress		24	17
Property and equipment, gross		848	803
Accumulated depreciation	[1]	(481)	(450)
Property and equipment, net		367	353
Net capital lease assets included in property and equipment		65	68
Accumulated depreciation of capital lease assets included in property and equipment		$ 45	$ 43

[1]	Buildings and leasehold improvements included $65 million and $68 million of capital lease assets as of December 31, 2018 and 2017, respectively, with associated accumulated amortization of $45 million and $43 million, respectively.